Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

Management's Evaluation

The Company's management has evaluated subsequent events occurring after December 31, 2013 and through the issuance date of March 31, 2014, and has determined that the following material events and transactions occurred during this period.

Merger with Ekso Bionics Holdings, Inc.

The Merger

On January 15, 2014, the Company entered into an Agreement and Plan of Merger and Reorganization (the "Merger Agreement") with Ekso Bionics Holdings, Inc., formerly known as PN Med Group, Inc. ("Holdings"), a public reporting company, and Ekso Acquisition Sub, Inc. ("Acquisition Sub"), a newly formed wholly-owned subsidiary of Ekso Bionics Holdings, Inc. Under the Merger Agreement, Acquisition Sub merged with and into the Company, with the Company remaining as the surviving corporation in the Merger, and became a wholly-owned subsidiary of Holdings (the "Merger").

Holdings was incorporated in the State of Nevada on January 30, 2012, as a distributor of medical supplies and equipment to municipalities, hospitals, pharmacies, care centers, and clinics in Chile. Holdings was until the consummation of the Merger a "shell company" as defined in Rule 12b-2 of the Exchange Act. As a result of the Merger, Holdings discontinued its pre-Merger business and acquired the business of the Company and will continue the existing business operations of the Company.

At the closing of the Merger on January 15, 2014, (a) all shares of the Company's common stock and preferred stock issued and outstanding immediately prior to the closing of the Merger were converted into an aggregate of 42,615,556 restricted shares of Holdings' common stock, (b) all warrants to purchase Company stock outstanding immediately prior to the closing of the Merger were converted into warrants to purchase an aggregate of 621,363 restricted shares of Holdings' common stock, and (c) all options to purchase Company stock outstanding immediately prior to the closing of the Merger were converted into options to purchase an aggregate of 7,586,459 restricted shares of Holdings' common stock. Additionally, in connection with the Merger, Holdings issued 250,000 shares of Holdings' common stock to three consultants under a consulting agreement in consideration of business and consulting services provided by the consultants.

In January and February 2014, Holdings completed closings of a private placement to accredited investors of 30,300,000 Units at a price of $1.00 per Unit, resulting in $30.3 million in gross proceeds to Holdings (including the conversion of $5,000,000 of 2013 Bridge Notes issued in November 2013 (the 2013 Bridge Notes are more fully discussed in Note 9, Convertible Debt) and before deducting commissions and expenses of the offering). Each Unit consists of one share of common stock of Holdings and a warrant to purchase one share of common stock of Holdings with a term of five years and an exercise price of $2.00 per share. These warrants have weighted average anti-dilution protection, subject to customary exceptions.

Also, upon the closing of the Merger and the private placement financing, investors in the Bridge Notes received additional warrants (also discussed in Note 9, Convertible Debt) to purchase a number of shares of common stock of Holdings equal to 50% of the number of shares of common stock of Holdings contained in the Units into which the Bridge Notes were converted (i.e. 2,500,000 shares in the aggregate), at an exercise price of $1.00 per share, for a term of three years (the "Bridge Warrants"). The Bridge Warrants have weighted average anti-dilution protection, subject to customary exceptions.

Other Warrants

In connection with the Merger and the private placement financing, in addition to the Bridge Warrants, Holdings issued 500,000 warrants on common stock to the placement agent for the Bridge Notes financing, warrants to purchase 2,530,000 shares of common stock to the private placement offering agent and warrants to purchase 225,000 shares of common stock to the senior lender (also discussed in Note 8, Senior Notes Payable).

Accounting for the Merger

Ekso Bionics, Inc., as the accounting acquirer, will record the merger as the issuance of stock for the net monetary assets of Ekso Bionics Holdings, Inc. (formerly known as PN Med Group, Inc.), accompanied by a recapitalization. This accounting will be identical to that resulting from a reverse merger, except that no goodwill or intangible assets will be recorded. The historical financial statements of Holdings before the Merger will be replaced with the historical financial statements of the Company before the Merger in all future filings with the SEC. The Merger is intended to be treated as a tax-free exchange under Section 368(a) of the Internal Revenue Code of 1986, as amended.